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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ ]; Amendment Number:  _____
   This Amendment (Check only one):            [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Kensico Capital Management
Address:          55 Railroad Ave.
                  2nd Floor
                  Greenwich, CT 06830

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Joseph Signorile
Title:            Chief Operating Officer
Phone:            (203) 862-5800

Signature, Place, and Date of Signing:

       /s/ Joseph Signorile                Greenwich, CT          11/14/06
 ---------------------------------      -------------------    --------------
           [Signature]                      [City, State]          [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

Form 13F File Number:
                      -------------------------

Name
     ---------------------------

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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total:
                                        --------------------

Form 13F Information Table Value Total: $
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

------    ---------------------------   ----------------------------------

[Repeat as necessary.]



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          ITEM 1               ITEM 2     ITEM 3       ITEM 4     ITEM 5         ITEM 6        ITEM 7         ITEM 8
                               TITLE                             SHARES OF              SHARED             VOTING AUTHORITY
                                OF        CUSIP         FAIR     PRINCIPAL Sole  SHARED OTHER   MAN-     SOLE   SHARED   NONE
NAME OF ISSUER                 CLASS      NUMBER       MKT VAL    AMOUNT   (A)    (B)     (C)  AGERS     (A)     (B)     (C)
--------------------------------------------------------------------------------------------------------------------------------
ACTIVIDENTITY CORP              OTC EQ   00506P103     2,510,341     534,115 X                 KENP      534,115    -
ALLIANCE IMAGING INC DEL        COMMON   18606202        577,940      74,000 X                 KENP       74,000    -
ASHLAND INC                     COMMON   44209104     21,047,400     330,000 X                 KENP      330,000    -
ALLEGHENY ENERGY INC            COMMON   17361106     11,697,504     291,200 X                 KENP      291,200    -
BERKSHIRE HATHAWAY INC-DEL      COMMON   84670108     15,136,400         158 X                 KENP          158    -
AVIS BUDGET GROUP INC           COMMON   53774105      5,635,332     308,110 X                 KENP      308,110    -
C-COR.NET CORPORATION           OTC EQ   125010108     2,539,852     296,020 X                 KENP      296,020    -
CERIDIAN CORP                   COMMON   156779100     7,544,264     337,400 X                 KENP      337,400    -
SEACOR HOLDINGS INC             COMMON   811904101    94,127,550   1,140,940 X                 KENP    1,140,940    -
CITIZENS COMMUNICATIONS CO      COMMON   17453B101     8,343,972     594,300 X                 KENP      594,300    -
ECHOSTAR COMMUNICATIONS CO      OTC EQ   278762109    55,967,066   1,709,440 X                 KENP    1,709,440    -
ERIE INDEMNITY CO-CL A          OTC EQ   29530P102    15,625,794     298,373 X                 KENP      298,373    -
FISERV INC                      OTC EQ   337738108    33,493,751     711,271 X                 KENP      711,271    -
FLOWSERVE CORP                  COMMON   34354P105    39,991,395     790,500 X                 KENP      790,500    -
FLORIDA ROCK INDUSTRIES IN      COMMON   341140101     1,958,726      50,600 X                 KENP       50,600    -
GSI COMMCERCE INC               OTC EQ   36238G102     3,640,252     245,300 X                 KENP      245,300    -
REALOGY CORP                    COMMON   75605E100    23,508,387   1,036,525 X                 KENP    1,036,525    -
HARMAN INTERNATIONAL            COMMON   413086109     4,172,000      50,000 X                 KENP       50,000    -
HUDSON HIGHLAND GROUP INC       OTC EQ   443792106    11,783,030   1,202,350 X                 KENP    1,202,350    -
PUT HOLOGIC INC DEC 40          PUT OP   436440951       195,000     100,000 X                 KENP      100,000    -
INTERACTIVE DATA CORP           COMMON   45840J107     2,162,580     108,400 X                 KENP      108,400    -
INTERGRAPH CORP                 OTC EQ   458683109    75,200,200   1,753,736 X                 KENP    1,753,736    -
INTER TEL INC                   OTC EQ   458372109     7,595,915     351,500 X                 KENP      351,500    -
CARMAX INC                      COMMON   143130102    17,801,828     426,800 X                 KENP      426,800    -
MDS INC                         COMMON   55269P302     1,719,852     100,400 X                 KENP      100,400    -
ALTRIA GROUP INC                COMMON   02209S103    51,786,611     676,507 X                 KENP      676,507    -
MERGE TECHNOLOGIES INC          OTC EQ   589981109       557,899      81,090 X                 KENP       81,090    -
NMT MEDICAL INC                 OTC EQ   629294109     7,803,517     505,082 X                 KENP      505,082    -
NTL INCORPORATED NEW            OTC EQ   62941W101    29,800,146   1,171,850 X                 KENP    1,171,850    -
NOVELIS INC                     COMMON   67000X106   129,247,413   5,050,700 X                 KENP    5,050,700    -
PHI INC                         OTC EQ   69336T106       767,417      25,538 X                 KENP       25,538    -
PHI INC NON-VTG                 OTC EQ   69336T205    14,950,623     490,667 X                 KENP      490,667    -
PHARMACEUTICAL PRODUCT          OTC EQ   717124101     3,051,495      85,500 X                 KENP       85,500    -
REYNOLDS & REYNOLDS CO-CL       COMMON   761695105    44,688,971   1,131,080 X                 KENP    1,131,080    -
RENOVIS INC                     OTC EQ   759885106     9,525,635     692,270 X                 KENP      692,270    -
R R DONNELLEY & SONS CO         COMMON   257867101     5,052,768     153,300 X                 KENP      153,300    -
SPRINT NEXTEL CORPORATION       COMMON   852061100    15,694,377     915,124 X                 KENP      915,124    -
SUN-TIMES MEDIA GROUP INC       COMMON   86688Q100     6,507,620     989,000 X                 KENP      989,000    -
AT&T INC                        COMMON   00206R102    13,554,728     416,300 X                 KENP      416,300    -
TEKELEC INC                     OTC EQ   879101103    41,849,343   3,229,116 X                 KENP    3,229,116    -
TLC VISION CORPORATION          OTC EQ   872549100     6,174,137   1,185,055 X                 KENP    1,185,055    -
TXU CORP                        COMMON   873168108    10,180,132     162,830 X                 KENP      162,830    -
WYNDHAM WORLDWIDE CORP          COMMON   98310W108    22,438,093     802,220 X                 KENP      802,220    -
AKSYS LTD                       COMMON   10196103        178,642     223,302 X                 KENP      223,302    -
AMERICAN SCIENCE & ENGINEERING  COMMON   29429107      2,289,562      47,188 X                 KENP       47,188    -
BIG LOTS INC COM                COMMON   89302103      4,457,250     225,000 X                 KENP      225,000    -
FORD MOTOR CO DEL               COMMON   345370860     1,056,562     130,601 X                 KENP      130,601    -
STAAR SURGICAL CO NEW           COMMON   852312305     1,619,808     215,400 X                 KENP      215,400    -
BISYS GROUP INC                 COMMON   55472104          8,688         800 X                 KENP          800    -
                                                                                                                    -

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              Subtotals
-------------------------------------------------------
Value Total                     Entry Total
-----------                     -----------
                 887,217,767                     49
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